SHAREHOLDERS' EQUITY (Details 1) - USD ($)		6 Months Ended
	Aug. 11, 2013	Jun. 30, 2019
Shares	1,000,000
Date 1 [Member]
Date		1/12/18
Amount		$ 30,000
Share Price		$ 3.000
Relationship		Non-related parties
Issuance description		Services
Shares		10,000
Date 2 [Member]
Date		1/16/18
Amount		$ 22,500
Share Price		$ 3.000
Relationship		Non-related parties
Issuance description		Services
Shares		7,500
Date 3 [Member]
Date		2/12/18
Amount		$ 3,216
Share Price		$ 1.608
Relationship		Non-related party
Issuance description		Services
Shares		2,000
Date 4 [Member]
Date		2/15/18
Amount		$ 10,000
Share Price		$ 2.000
Relationship		Non-related party
Issuance description		Services
Shares		5,000
Date 5 [Member]
Date		2/23/18
Amount		$ 8,500
Share Price		$ 1.700
Relationship		Non-related party
Issuance description		Services
Shares		5,000
Date 6 [Member]
Date		3/15/18
Amount		$ 8,500
Share Price		$ 1.700
Relationship		Non-related party
Issuance description		Services
Shares		5,000
Date 7 [Member]
Date		3/29/18
Amount		$ 63,000
Share Price		$ 1.898
Relationship		Related parties
Issuance description		Conversion of accrued salaries
Shares		33,193
Date 8 [Member]
Date		3/29/18
Amount		$ 7,117
Share Price		$ 1.898
Relationship		Non-related party
Issuance description		Services
Shares		3,750
Date 9 [Member]
Date		4/5/18
Amount		$ 7,117
Share Price		$ 1.580
Relationship		Non-related parties
Issuance description		Services
Shares		12,500
Date 10 [Member]
Date		4/9/18
Amount		$ 17,500
Share Price		$ 1.400
Relationship		Non-related parties
Issuance description		Services
Shares		12,500
Date 11 [Member]
Date		4/27/18
Amount		$ 10,050
Share Price		$ 0.670
Relationship		Non-related party
Issuance description		Services
Shares		15,000
Date 12 [Member]
Date		5/2/18
Amount		$ 10,000
Share Price		$ 0.238
Relationship		Non-related party
Issuance description		Principal reduction to convertible note payable. Issued at a discount to the FMV
Shares		42,017
Date 13 [Member]
Date		5/7/18
Amount		$ 34,100
Share Price		$ 0.620
Relationship		Non-related parties
Issuance description		Services
Shares		34,100
Date 14 [Member]
Date		5/14/18
Amount		$ 10,000
Share Price		$ 0.212
Relationship		Non-related party
Issuance description		Principal reduction to convertible note payable. Issued at a discount to the FMV
Shares		47,170
Date 15 [Member]
Date		5/24/18
Amount		$ 10,000
Share Price		$ 0.192
Relationship		Non-related party
Issuance description		Principal reduction to convertible note payable. Issued at a discount to the FMV
Shares		52,083
Date 16 [Member]
Date		6/4/18
Amount		$ 15,920
Share Price		$ 0.136
Relationship		Non-related party
Issuance description		Principal reduction to convertible note payable. Issued at a discount to the FMV
Shares		117,059
Date 17 [Member]
Date		6/6/18
Amount		$ 11,820
Share Price		$ 0.136
Relationship		Non-related party
Issuance description		Principal reduction to convertible note payable. Issued at a discount to the FMV
Shares		86,912
Date 39 [Member]
Date		3/7/19
Amount		$ 9,600
Share Price		$ 0.192
Relationship		Non-related party
Issuance description		Services
Shares		50,000
Date 40 [Member]
Date		3/13/19
Amount		$ 7,800
Share Price		$ 0.156
Relationship		Non-related party
Issuance description		Services
Shares		50,000
Date 41 [Member]
Date		3/19/19
Amount		$ 5,176
Share Price		$ 0.085
Relationship		Non-related party
Issuance description		Cash
Shares		61,043
Date 42 [Member]
Date		4/1/19
Amount		$ 1,250
Share Price		$ 0.100
Relationship		Non-related party
Issuance description		Services
Shares		12,500
Date 43 [Member]
Date		4/22/19
Amount		$ 316,000
Share Price		$ 3.160
Relationship		Non-related party
Issuance description		Execution of new convertible note payable
Shares		100,000
Date 44 [Member]
Date		4/24/19
Amount		$ 158,000
Share Price		$ 3.160
Relationship		Non-related party
Issuance description		Services
Shares		50,000
Date 45 [Member]
Date		4/30/19
Amount		$ 148,000
Share Price		$ 2.960
Relationship		Non-related party
Issuance description		Services
Shares		50,000
Date 46 [Member]
Date		5/11/19
Amount		$ 70,000
Share Price		$ 2.800
Relationship		Non-related party
Issuance description		Services
Shares		25,000
Date 47 [Member]
Date		5/15/19
Amount		$ 29,000
Share Price		$ 0.116
Relationship		Non-related party
Issuance description		Services
Shares		250,000
Date 48 [Member]
Date		5/12/19
Amount		$ 15,800
Share Price		$ 0.158
Relationship		Non-related party
Issuance description		Services
Shares		100,000
Date 18 [Member]
Date		6/12/18
Amount		$ 10,900
Share Price		$ 0.128
Relationship		Non-related party
Issuance description		Principal reduction to convertible note payable. Issued at a discount to the FMV
Shares		85,156
Date 19 [Member]
Date		7/19/18
Amount		$ 12,000
Share Price		$ 0.119
Relationship		Non-related party
Issuance description		Principal reduction to convertible note payable. Issued at a discount to the FMV
Shares		100,503
Date 21 [Member]
Date		8/6/18
Amount		$ 12,000
Share Price		$ 0.110
Relationship		Non-related party
Issuance description		Principal reduction to convertible note payable. Issued at a discount to the FMV
Shares		109,091
Date 22 [Member]
Date		8/28/18
Amount		$ 30,000
Share Price		$ 0.136
Relationship		Non-related party
Issuance description		Services
Shares		220,588
Date 23 [Member]
Date		10/5/18
Amount		$ 7,400
Share Price		$ 0.148
Relationship		Non-related party
Issuance description		Services
Shares		50,000
Date 24 [Member]
Date		10/8/19
Amount		$ 8,220
Share Price		$ 0.070
Relationship		Non-related party
Issuance description		Principal reduction to convertible note payable. Issued at a discount to the FMV
Shares		117,429
Date 25 [Member]
Date		10/11/18
Amount		$ 12,000
Share Price		$ 0.070
Relationship		Non-related party
Issuance description		Principal reduction to convertible note payable. Issued at a discount to the FMV
Shares		171,429
Date 26 [Member]
Date		10/17/18
Amount		$ 13,430
Share Price		$ 0.070
Relationship		Non-related party
Issuance description		Principal reduction to convertible note payable. Issued at a discount to the FMV
Shares		191,857
Date 27 [Member]
Date		10/19/18
Amount		$ 13,440
Share Price		$ 0.070
Relationship		Non-related party
Issuance description		Principal reduction to convertible note payable. Issued at a discount to the FMV
Shares		192,000
Date 28 [Member]
Date		10/23/18
Amount		$ 15,380
Share Price		$ 0.072
Relationship		Non-related party
Issuance description		Principal reduction to convertible note payable. Issued at a discount to the FMV
Shares		213,611
Date 29 [Member]
Date		10/26/18
Amount		$ 13,370
Share Price		$ 0.074
Relationship		Non-related party
Issuance description		Principal reduction to convertible note payable. Issued at a discount to the FMV
Shares		180,676
Date 30 [Member]
Date		11/12/18
Amount		$ 11,500
Share Price		$ 0.230
Relationship		Non-related party
Issuance description		Services
Shares		50,000
Date 31 [Member]
Date		11/30/18
Amount		$ 36,979
Share Price		$ 0.142
Relationship		Non-related party
Issuance description		Services
Shares		260,417
Date 32 [Member]
Date		12/14/18
Amount		$ 20,547
Share Price		$ 0.094
Relationship		Non-related party
Issuance description		Cash
Shares		217,656
Date 33 [Member]
Date		1/7/19
Amount		$ 9,000
Share Price		$ 0.100
Relationship		Non-related party
Issuance description		Services
Shares		90,000
Date 34 [Member]
Date		1/25/19
Amount		$ 8,800
Share Price		$ 0.088
Relationship		Non-related party
Issuance description		Services
Shares		100,000
Date 35 [Member]
Date		2/6/19
Amount		$ 13,784
Share Price		$ 0.061
Relationship		Non-related party
Issuance description		Cash
Shares		226,715
Date 36 [Member]
Date		2/14/19
Amount		$ 3,825
Share Price		$ 0.306
Relationship		Non-related party
Issuance description		Services
Shares		12,500
Date 37 [Member]
Date		2/19/19
Amount		$ 40,000
Share Price		$ 0.240
Relationship		Non-related party
Issuance description		Services
Shares		166,667
Date 38 [Member]
Date		3/5/19
Amount		$ 34,740
Share Price		$ 0.120
Relationship		Non-related party
Issuance description		Cash
Shares		289,500
Date 20 [Member]
Amount		$ 58,000
Share Price		$ 0.200
Relationship		Non-related parties
Issuance description		Services
Shares		290,000
Date		Jul. 25, 2018